UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           | |; Amendment Number: ____

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Conus Partners, Inc.

Address:  49 West 38th Street
          11th Floor
          New York, New York 10018


13F File Number: 28-12281

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Zacks
Title:  Managing Director
Phone:  212-332-7291


Signature, Place and Date of Signing:


 /s/ Andrew Zacks            New York, New York         February 17, 2009
-------------------        ----------------------       -----------------
     [Signature]              [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    67

Form 13F Information Table Value Total:   $486,828
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.                   Form 13F File Number                     Name
   ---                   --------------------                     ----

                                                     FORM 13F INFORMATION TABLE
                                                         Conus Partners, Inc.
                                                           December 31, 2008


COLUMN 1                          COLUMN  2    COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6      COL 7        COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/  INVESTMENT     OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL  DISCRETION     MNGRS  SOLE   SHARED   NONE
--------------                --------------    -----      -------   -------   --- ----  ----------     -----  ----   ------   ----
ATS MED INC                         COM         002083103   2,825    1,016,284 SH        SHARED-DEFINED  NONE         1,016,284
ADOLOR CORP                         COM         00724X102      74       44,752 SH        SHARED-DEFINED  NONE            44,752
AFFYMETRIX INC                NOTE 3.500% 1/1   00826TAG3     855    2,000,000 PRN       SHARED-DEFINED  NONE         2,000,000
ALEXZA PHARMACEUTICALS INC          COM         015384100   1,488      469,311 SH        SHARED-DEFINED  NONE           469,311
AMGEN INC                           COM         031162100  16,280      281,900 SH  CALL  SHARED-DEFINED  NONE           281,900
ANTIGENICS INC DEL            NOTE 5.250% 2/0   037032AC3     485    2,000,000 PRN       SHARED-DEFINED  NONE         2,000,000
ARCHER DANIELS MIDLAND CO           COM         039483102  14,098      489,000 SH  CALL  SHARED-DEFINED  NONE           489,000
ARENA PHARMACEUTICALS INC           COM         040047102     625      149,800 SH        SHARED-DEFINED  NONE           149,800
BARRICK GOLD CORP                   COM         067901108  12,546      341,200 SH  CALL  SHARED-DEFINED  NONE           341,200
CV THERAPEUTICS INC                 COM         126667104   5,456      592,397 SH        SHARED-DEFINED  NONE           592,397
CELL GENESYS INC                    COM         150921104     452    2,053,900 SH        SHARED-DEFINED  NONE         2,053,900
CEPHEID                             COM         15670R107   1,121      108,000 SH        SHARED-DEFINED  NONE           108,000
CHINA SEC & SURVE TECH INC          COM         16942J105     249       56,300 SH        SHARED-DEFINED  NONE            56,300
CISCO SYS INC                       COM         17275R102   4,890      300,000 SH  CALL  SHARED-DEFINED  NONE           300,000
DOW CHEM CO                         COM         260543103   4,527      300,000 SH  CALL  SHARED-DEFINED  NONE           300,000
DURECT CORP                         COM         266605104   8,607    2,538,975 SH        SHARED-DEFINED  NONE         2,538,975
ENCANA CORP                         COM         292505104     930       20,000 SH        SHARED-DEFINED  NONE            20,000
FEDERAL NATL MTG ASSN               COM         313586109     760    1,000,000 SH        SHARED-DEFINED  NONE         1,000,000
4 KIDS ENTMT INC                    COM         350865101     842      429,660 SH        SHARED-DEFINED  NONE           429,660
GENVEC INC                          COM         37246C109   1,006    2,339,784 SH        SHARED-DEFINED  NONE         2,339,784
GILEAD SCIENCES INC                 COM         375558103  17,899      350,000 SH  CALL  SHARED-DEFINED  NONE           350,000
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105   8,594      230,600 SH  CALL  SHARED-DEFINED  NONE           230,600
GLOBAL INDS LTD                     COM         379336100   3,356      961,497 SH        SHARED-DEFINED  NONE           961,497
GOLDCORP INC NEW                    COM         380956409   9,459      300,000 SH        SHARED-DEFINED  NONE           300,000
GOLDMAN SACHS GROUP INC             COM         38141G104   9,325      110,500 SH        SHARED-DEFINED  NONE           110,500
INOVIO BIOMEDICAL CORP              COM         45773H102     562    1,080,580 SH        SHARED-DEFINED  NONE         1,080,580
ISHARES TR                    BARCLYS 20+ YR    464287432  29,432      246,600 SH  PUT   SHARED-DEFINED  NONE           246,600
ISHARES TR                    BARCLYS 7-10 YR   464287440  23,421      237,700 SH  PUT   SHARED-DEFINED  NONE           237,700
ISHARES TR                    DJ US REAL EST    464287739  17,498      470,000 SH  PUT   SHARED-DEFINED  NONE           470,000
JOHNSON & JOHNSON                   COM         478160104  14,958      250,000 SH  CALL  SHARED-DEFINED  NONE           250,000
KLA-TENCOR CORP                     COM         482480100   4,903      225,000 SH  CALL  SHARED-DEFINED  NONE           225,000
LABOPHARM INC                       COM         504905100   2,117    1,163,442 SH        SHARED-DEFINED  NONE         1,163,442
LANDEC CORP                         COM         514766104   2,499      379,817 SH        SHARED-DEFINED  NONE           379,817
LILLY ELI & CO                      COM         532457108   8,155      202,500 SH  CALL  SHARED-DEFINED  NONE           202,500
MAXYGEN INC                         COM         577776107  43,088    4,830,442 SH        SHARED-DEFINED  NONE         4,830,442
MCDERMOTT INTL INC                  COM         580037109   1,447      146,500 SH        SHARED-DEFINED  NONE           146,500
MCDERMOTT INTL INC                  COM         580037109   4,150      420,000 SH  CALL  SHARED-DEFINED  NONE           420,000
MEADE INSTRUMENTS CORP              COM         583062104      18      191,517 SH        SHARED-DEFINED  NONE           191,517
MEDTRONIC INC                       COM         585055106   6,284      200,000 SH  CALL  SHARED-DEFINED  NONE           200,000
MICROSOFT CORP                      COM         594918104  15,552      800,000 SH  CALL  SHARED-DEFINED  NONE           800,000
MOBILE MINI INC                     COM         60740F105     895       62,100 SH  PUT   SHARED-DEFINED  NONE            62,100
MOSAIC CO                           COM         61945A107   6,771      195,700 SH        SHARED-DEFINED  NONE           195,700
NEWMONT MINING CORP                 COM         651639106   6,512      160,000 SH  CALL  SHARED-DEFINED  NONE           160,000
NOVAGOLD RES INC                  COM NEW       66987E206   3,191    2,170,948 SH        SHARED-DEFINED  NONE         2,170,948
OYO GEOSPACE CORP                   COM         671074102     223       12,746 SH        SHARED-DEFINED  NONE            12,746
OCCAM NETWORKS INC                COM NEW       67457P309   3,795    1,581,162 SH        SHARED-DEFINED  NONE         1,581,162
ORCHID CELLMARK INC                 COM         68573C107      67      100,000 SH        SHARED-DEFINED  NONE           100,000
PANACOS PHARMACEUTICALS INC         COM         69811Q106     416    2,971,367 SH        SHARED-DEFINED  NONE         2,971,367
PERMA-FIX ENVIRONMENTAL SVCS        COM         714157104   4,248    3,398,665 SH        SHARED-DEFINED  NONE         3,398,665
PFIZER INC                          COM         717081103  10,355      584,700 SH  CALL  SHARED-DEFINED  NONE           584,700
PHARMACEUTICAL HLDRS TR       DEPOSITRY RCPT    71712A206  34,633      564,700 SH  CALL  SHARED-DEFINED  NONE           564,700
PHOTOMEDEX INC                      COM         719358103      16       56,700 SH        SHARED-DEFINED  NONE            56,700
PROTALIX BIOTHERAPEUTICS INC        COM         74365A101     332      180,241 SH        SHARED-DEFINED  NONE           180,241
SPDR GOLD TRUST                  GOLD SHS       78463V107  21,630      250,000 SH  PUT   SHARED-DEFINED  NONE           250,000
SANOFI AVENTIS                 SPONSORED ADR    80105N105   8,908      277,000 SH  CALL  SHARED-DEFINED  NONE           277,000
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605  18,805    1,502,000 SH  CALL  SHARED-DEFINED  NONE         1,502,000
SERVICE CORP INTL                   COM         817565104   1,316      264,700 SH        SHARED-DEFINED  NONE           264,700
STAAR SURGICAL CO              COM PAR $0.01    852312305   2,429    1,020,517 SH        SHARED-DEFINED  NONE         1,020,517
SYMYX TECHNOLOGIES                  COM         87155S108  12,084    2,034,348 SH        SHARED-DEFINED  NONE         2,034,348
TELE NORTE LESTE PART S A      SPON ADR PFD     879246106   1,392      100,000 SH        SHARED-DEFINED  NONE           100,000
TEVA PHARMACEUTICAL INDS LTD        ADR         881624209  11,920      280,000 SH  CALL  SHARED-DEFINED  NONE           280,000
THERAGENICS CORP                    COM         883375107   3,212    2,745,306 SH        SHARED-DEFINED  NONE         2,745,306
UNITED STATES OIL FUND LP          UNITS        91232N108  27,496      830,700 SH  CALL  SHARED-DEFINED  NONE           830,700
URANIUM RES INC               COM PAR $0.001    916901507     482   62,553,200 SH        SHARED-DEFINED  NONE        62,553,200
WYETH                               COM         983024100   4,501      120,000 SH  CALL  SHARED-DEFINED  NONE           120,000
YOUNG BROADCASTING INC             CL A         987434107       1       24,406           SHARED-DEFINED  NONE            24,406
ZALE CORP NEW                       COM         988858106     366      110,000 SH  PUT   SHARED-DEFINED  NONE           110,000





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